TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Current tax assets	$ 554	$ 1,949
Non-current tax assets	1,583	1,674
Deferred tax assets	$ 2,137	$ 3,623